Accounts and Other Receivables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts and Other Receivables
Trade accounts receivable	$ 39,398	$ 31,567
Allowance for doubtful accounts	(21,262)	(7,014)
Accounts and other receivables	$ 18,136	$ 24,553